License Revenue	9 Months Ended
Sep. 30, 2023
Revenue from Contract with Customer [Abstract]
License Revenue	License Revenue
Revenue comprised of license revenue for the three and nine months ended September 30, 2023, and 2022 and is represented in the table below by geographical location (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
License revenue
United Kingdom	$346	$60	$346	$60
United States	$60	$2,309	$1,352	$2,309
Total license revenue	$406	$2,369	$1,698	$2,369
Research, Option and License Agreement with Cabaletta:
On January 9, 2023, the Company entered into an Option and License Agreement (the “Cabaletta Agreement”) with Cabaletta Bio Inc. (“Cabaletta”), pursuant to which the Company granted to Cabaletta a non-exclusive license to research, develop, manufacture, have manufactured, use, and commercialize products incorporating the Company's safety switch technology, “RQR8 technology”. Upon the execution of the Cabaletta Agreement, the Company made available the RQR8 licensed know-how to Cabaletta for a non-refundable license fee of $1.2 million. The Company has no further material performance obligations related to the Cabaletta Agreement.
The Company further granted to Cabaletta the option to expand the rights and licenses granted hereunder to include the research, development, manufacture, use, or commercialization of licensed products up to a predetermined number of target options upon payment of an option exercise fee.
The Company identified the following material promises relating to the granting of a non-exclusive license for research, development, manufacturing and commercialization activities as well as the initial transfer of know-how and information to Cabaletta. The Company determined the option exercise fee is not offered at a significant and incremental discount. Accordingly, the option granted to Cabaletta does not represent a material right and, therefore, is not a performance obligation at the outset of the arrangement. The Company determined that the granting of the research license and the initial transfer of know-how were not distinct from one another and must be combined as a performance obligation, as Cabaletta requires the know-how to derive benefit from the license. Based on these determinations, the Company identified one distinct performance obligation at the inception of the contract.
The Company further determined that the license fee payable constituted the entirety of the consideration included in the transaction price at contract inception, which was allocated to the one performance obligation. The amount of the transaction price allocated to the performance obligation is recognized as or when the Company satisfies the performance obligation. The Company determined that the performance obligation was recognized at a point-in-time, upon the delivery of the transfer of know-how and research license to Cabaletta. No license revenue was recognized related to the Cabaletta Agreement for the three months ended September 30, 2023. The Company recognized total license revenue of $1.2 million, related to the Cabaletta Agreement for the nine months ended September 30, 2023.
Upon execution of the Cabaletta Agreement, the transaction price included only the $1.2 million non-refundable license fee payable to the Company. The Company may receive further payments upon the exercise of the options for licensed targets, the achievement of certain development and sales milestones, as well as royalty payments based on net sales of each product covered by the licensed intellectual property.
The future milestones, which represent variable consideration, will be evaluated under the most likely amount method, and were not included in the transaction price, as these amounts were fully constrained as of September 30, 2023.
Research, Option and License Agreement with an Investee of Syncona Portfolio Limited
The Company entered into a license agreement with an investee of Syncona Portfolio Limited on September 2, 2020. The terms of the agreement include a non-refundable license fee, payments based upon achievement of clinical development and regulatory objectives, and royalties on product sales. During the three and nine months ended September 30, 2023, Company received variable consideration arising from the achievement of a development milestone amounting to $0.35 million. Consequently, the Company recognized license revenue of $0.35 million (net of foreign exchange differences).
Research, Option and License Agreement with Moderna:
On June 22, 2021, the Company entered into a Research, Option and License Agreement (the “Moderna Agreement”) with ModernaTX, Inc. (“Moderna”), pursuant to which the Company granted to Moderna an exclusive research license to perform research and pre-clinical development activities relating to target sequences with respect to certain of the Company’s research targets and products.
During the three and nine months ended September 30, 2022, Moderna exercised its option, pursuant to the terms of the Moderna Agreement, to license the Company’s proprietary binders against an undisclosed immuno-oncology target for the development and commercialization of mRNA therapeutics resulting in the Company recognizing $2.2 million (net of foreign exchange differences).
The future milestones, which represent variable consideration, will be evaluated under the most likely amount method, and were not included in the transaction price, as these amounts were fully constrained as of September 30, 2023. For further details on the terms and accounting treatment considerations for the Moderna Agreement, please refer to Note 3, "Revenue" to the Company's consolidated financial statements contained in Company's Annual Report filed on March 7, 2023.